Accounts Receivable	12 Months Ended
Sep. 30, 2023
Accounts Receivable
Accounts Receivable
4.	Accounts Receivable

Accounts receivable represents amounts due from insurance companies and patients:

	As at	As at
	September 30, 2023	September 30, 2022
Gross receivable	$35,374	$27,122
Reserve for expected credit losses	(9,396)	(10,739)
	$25,978	$16,383

Below is the movement in the reserve for expected credit losses:

	Year ended	Year ended
	September 30,	September 30,
Reserve for expected credit losses	2023	2022
Opening Balance	$10,739	$3,475
Bad debt expense	10,065	12,225
Amounts written off	(11,408)	(4,961)
Ending Balance	$9,396	$10,739